Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt

9) Debt

The following table sets forth the components of debt as of December 31, 2021 and 2020:

	December 31,
	2021			2020
	Principal outstanding	Unamortized discount and issuance cost	Carrying amount	Principal outstanding	Unamortized discount and issuance cost	Carrying amount
Trinity term loan, due 2022	$—	$—	$—	$12,000	$(665)	$11,335
Short term loans, due 2022	810	—	810	459	—	459
PPP loan, due 2022	—	—	—	1,868	—	1,868
Tropez convertible loan, due 2021	—	—	—	2,000	—	2,000
CIBC loan, due 2026	7,102	(19)	7,083	—	—	—
Total term loans	7,912	(19)	7,893	16,327	(665)	15,662

Revolving line of credit	—	—	—	1,675	—	1,675
Embry convertible debt, due 2021	—	—	—	3,607	(111)	3,496
Total debt	$7,912	$(19)	$7,893	$21,609	$(776)	$20,833

The outstanding debt as of December 31, 2021 and 2020 is classified in the consolidated balance sheets as follows:

	December 31,
	2021	2020
Current liabilities – Current debt obligations	$2,275	$8,488
Noncurrent liabilities – Long-term debt net of current maturities	5,618	12,345
	$7,893	$20,833

Embry Convertible Subordinated Notes Payable

On December 4, 2012, the Company entered into two convertible note and exchange agreements with an investor, pursuant to which the entire outstanding principal of $3,500 and corresponding accrued interest of $107 held under existing loan agreements were exchanged for two convertible subordinated notes with aggregate principal amounts of $2,604 and $1,003. The convertible subordinated notes bore interest of 0.93% per annum, which was compounded annually. The aggregate principal and all accrued and unpaid interest were due in full on December 4, 2017. On December 3, 2017, the Company entered into a 12-month extension of these two convertible note and exchange agreements.

On December 3, 2018, the Company entered into a 36-month extension of these two convertible notes and exchange agreements. The interest rate on the 36-month extension was amended to 3.07% per annum. The Company recorded a discount on this convertible debt extension and a corresponding increase in additional paid-in capital related to the enhanced value of the embedded conversion options. The Company is amortizing the discount to interest expense over the 36-month extension period.

The amendments to extend the maturity date were treated as modifications of the debt.

The convertible subordinated notes with aggregate principal of $2,604 and $1,003 were converted into an aggregate 185,000 Class A units and 100,000 Class C units, respectively, at the investors’ discretion prior to the maturity date or automatically upon a liquidity event, as defined in the loan agreement. The Company determined that the embedded conversion options should not be bifurcated from their host instruments.

In December 2020, Embry assigned the notes to its affiliate, Cézanne Investments Ltd. (“Cézanne”). At December 31, 2020, the total carrying value of such convertible subordinated notes payable, net of unamortized discount, was $3,496. Total accrued interest as of December 31, 2020 was $458, and is included in Accrued expenses and other current liabilities on the Company’s consolidated balance sheets. On June 10, 2021, Cézanne exercised its right to convert at the closing of the Transaction and the Embry convertible notes were converted to equity at their carrying value of $4,119, inclusive of $3,607 principal balance and accrued interest of $512.

PacWest Term Loan and Revolving Line of Credit

The Company entered into a loan and security agreement with Pacific Western Bank (“PacWest”, formerly Square 1 Bank) in January 2015, that provided a term loan of up to $10,000 with a maturity date of September 2020. The term loan bore interest equal to the greater of one percent above the prime rate in effect, or 4.5% on outstanding borrowings. In addition, the loan and security agreement provided for a revolving line of credit. The revolving line of credit bore interest equal to the greater of seventy-five basis points above the prime rate in effect, or 4.25%, on outstanding borrowings. The terms of the loan and security agreement have been amended from time to time, with the most recent amendment dated February 21, 2021. The amendments have extended the maturity date of the loan and adjusted the financial covenants’ borrowing limits. In August 2017 and as part of an amendment to the loan and security agreement, the Company issued a warrant to PacWest to purchase 3,388 Class G units. On June 10, 2021, these warrants were net exercised and ultimately converted into 82,187 shares of indie Class A common stock.

During 2020, the Company entered into three amendments to the PacWest loan agreement. Pursuant to the terms of the amendments, $889, the full amount of unpaid principal and interest was transferred from the PacWest term loan to the revolving line of credit as of January 30, 2020. In addition, the amendments modified certain financial covenants, including that the Company maintain a minimum cash balance of $2,300 and adjusted the borrowing limits to $2,000.

As of December 31, 2021 and 2020, the Company had no outstanding balance on the term loan.

As of December 31, 2021 and 2020, the revolving line of credit had an outstanding balance of zero and $1,675, respectively. The Company’s borrowings under the term loan and revolving line of credit were subject to an aggregate borrowing limit of $20,000 and $2,000 as of December 31, 2021 and 2020, respectively. Total borrowings at any given time under the line of credit are limited to a percentage of domestic accounts receivables less than 90 days past due and other factors.

The revolving line of credit is subject to debt covenants which, if violated, could result in the outstanding balance becoming immediately due. The Company has complied with or obtained waivers for all such covenants as of the date these financial statements were issued.

On November 5, 2021, the Company entered into an amendment to the PacWest loan agreement that (i) increased the maximum borrowing capacity under the revolving line of credit to $20,000, (ii) limited the security interests of the bank to the cash collateral set at 102.5% of the drawn amount of the loan, (iii) removed various reporting and restrictive covenants, (iv) extended the maturity date to November 4, 2022 and (iv) reduced the interest rate to 2.1% per annum. In addition, the amendment requires the Company to collateralize a cash balance equal to the total outstanding balance in a cash security account with PacWest. Upon execution of the amendment, the Company repaid the outstanding balance of $1,675 under the original line of credit to this new arrangement.

Trinity Term Loan

In March 2018, the Company entered into a term loan agreement with Trinity Capital Fund (“Trinity”) to borrow $15,000 at a rate of 11.25% per annum. In connection with such loan, the Company issued a warrant to Trinity to acquire 6,250 Class G units at an exercise price per unit of $35.42.

In October 2020, the Company entered into a new loan agreement with Trinity, which replaced the March 2018 agreement. The new loan had a principal of $12,000, which was exchanged for the old loan’s principal balance of $11,325, lender fees of $474 and a cash payment to the Company of $194. In addition, the Company issued to Trinity 1,844 additional warrants to purchase the Company’s Class G units, which had a fair value of $405. The new loan agreement was treated as a modification for accounting purposes. The unamortized discount from the old loan was treated as additional debt discount on the new loan along with the lender fees paid to and additional warrants issued to Trinity in October 2020. On June 10, 2021 these warrants were net exercised and ultimately converted into 196,346 shares of indie Class A common stock.

The new loan had a maturity date of October 1, 2024 and interest equal to the greater of 10.75% or the Prime Rate plus 7.5%. The term loan may be prepaid by paying the principal and interest plus a prepayment fee ranging from 4.0% to 1.0% of the principal being repaid, depending on the length of time between the effective date and the prepayment date. Upon final repayment, an end-of-term fee of $720 was payable by the Company to Trinity. The term loan was collateralized by substantially all of the Company’s assets to the extent they were not already securing the senior debt of PacWest.

As of December 31, 2020, the Company had $11,335 outstanding under the Trinity Term loans, net of the unamortized discount and issuance cost generated as a result of the warrant issuance described in Note 14 — Stockholders’ Equity. The debt discount and issuance costs were being amortized through interest expense over the term of the loan using the effective interest method. The old loan required monthly interest only payments of $141 until November 2019 when repayment of principal began, and payments increased to $493 per month. The new loan required interest only payments of $108 until October 2021 when repayment of principal began, and payments increased to $391 per month with an effective interest rate of 15.8%.

On June 21, 2021, the Company fully repaid the outstanding loan balance and the accrued interest of $13,261, including principal of $12,000, end-of-term fee and early termination fee of $1,200 and accrued interest of $61. As a result of the repayment, the Company recognized a loss from extinguishment of debt for $1,585, which included (i) the remaining unamortized discount and debt issuance cost of $577 and (ii) end-of-term fee and early termination fee paid not previously accrued of $1,008, in the consolidated statement of operations for the year ended December 31, 2021.

Short-Term Loans

Wuxi

On November 13, 2019, Wuxi entered into a short-term loan agreement with CITIC Group Corporation Ltd. with aggregate principal balance of CNY2,000, or approximately $285, and bearing interest of 4.785% per annum. The principal balance is denominated in Chinese Yuan and the outstanding balance is adjusted for changes in foreign currency exchange rates at each reporting period. On November 13, 2020, the terms of the agreement were extended for twelve months, and the principal and interest were due on November 15, 2021. On November 19, 2021, the total outstanding balance with CITIC Group Corporation was fully paid off.

On October 15, 2020, Wuxi entered into a short-term loan agreement with Bank of Ningbo (“NBCB”) with aggregate principal balance of CNY1,000 or approximately $151 and bearing interest of 4.785%. On April 29, 2021, Wuxi increased its short-term loan principal with NBCB by CNY1,000 or approximately $155 to a total principal balance of CNY4,000. On October 14, 2021, the borrowing from October 15, 2020 was fully paid off. On October 18, 2021, Wuxi re-entered into a short-term loan agreement with NBCB for CNY1,000, or approximately $150 and bearing interest of 4.785%. As of December 31, 2021, the total outstanding short-term loan with NBCB was CNY2,000.

On November 18, 2021, Wuxi also entered into a short-term loan agreement Bank of Nanjing with aggregate principal balance of CNY$3,000, or approximately $453 and bearing interest of 4.00%, which increased its aggregate outstanding principal balance to CNY5,000 or $787 as of December 31, 2021.

As of December 31, 2020, the aggregate outstanding principal balance of the short-term loans was $459.

TeraXion

In connection with the TeraXion acquisition, on October 12, 2021, the Company assumed a short-term loan with Canada Economic Development. This loan bears an interest rate of 8% and is payable monthly with a maturity date of April 1, 2022. As of December 31, 2021, the aggregate outstanding principal balance was $23.

Tropez Note

On January 31, 2020, the Company entered into a convertible loan agreement with Tropez Fund Limited (“Tropez”) with principal amount of $2,000 and subject to interest of 12% per annum. The terms of the loan provide for a renewable 180-day period for a maximum term of twelve months. The Company renewed the loan on July 29, 2020 for the additional 180-day period. The note was amended on January 21, 2021 to extend the maturity date to the earlier of December 31, 2021 or the closing of the merger with Thunder Bridge Acquisition II, Ltd. described in Note 1 — Nature of the Business and Basis of Presentation. Additionally, the January 21, 2021 amendment removed the conversion rights associated with the loan. On June 17, 2021, the Company fully repaid the outstanding loan balance and the accrued interest of $2,346 and the loan was terminated.

Paycheck Protection Program

In April 2020, the Company applied for a loan pursuant to the Paycheck Protection Program of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) as administered by the U.S. Small Business Administration (the “SBA”). In May 2020, the loan was approved, and the Company received gross proceeds from the loan in the amount of $1,868 (the “PPP Loan”). The PPP Loan took the form of a promissory note that matures two years after the date of the note and bears interest at a rate of 1.0% per annum. Monthly principal and interest payments, less the amount of any potential forgiveness (discussed below), will commence in 2021. The PPP Loan provides for customary events of default, including, among others, those relating to failure to make payments thereunder. The Company may prepay the principal of the PPP Loan at any time without incurring any prepayment penalties. The PPP Loan is non-recourse against any individual stockholder, except to the extent that such party uses the loan proceeds for an unauthorized purpose.

All or a portion of the PPP Loan may be forgiven by the SBA and lender upon application by the Company and upon documentation of expenditures in accordance with the SBA requirements. Under the CARES Act, loan forgiveness is available for the sum of documented payroll costs, covered rent payments, and covered utilities during the applicable period beginning on the date of loan approval. For purposes of the CARES Act, payroll costs exclude compensation of an individual employee in excess of $100,000, prorated annually. Not more than 25% of the forgiven amount may be for non-payroll costs. Forgiveness is reduced if full-time headcount declines, or if salaries and wages for employees with salaries of $100,000 or less annually are reduced by more than 25%.

On May 10, 2021, the entire balance of the PPP Loan was forgiven by the SBA and lender. As a result, the Company recorded a gain on extinguishment of debt of $1,889, which represented the principal balance of $1,868 and accrued interest of $21, in the consolidated statement of operations for the year ended December 31, 2021.

TeraXion Revolving Credit

In connection with the acquisition of TeraXion on October 12, 2021, the Company assumed a revolving credit with the Canadian Imperial Bank of Commerce with a credit limit of CAD9,440 bearing interest at prime rate plus 0.25%, repayable in monthly installments of CAD155 plus interest, maturing in October 2026. The repayment of monthly installments reduces the credit limit over time. At December 31, 2021 the outstanding principal balance and credit limit of the loan was $7,102 or CAD8,976. This loan is secured with an authorized credit facility of CAD7,000 from the bank, bearing interest at prime rate plus 0.25%. This line of credit was unused at December 31, 2021.

The table below sets forth the components of interest expense for the years ended December 31, 2021 and 2020:

	December 31,
	2021	2020
Interest expense on Trinity term loan:
Contractual interest	$719	$1,523
Amortization of discount and issuance cost	138	110
	857	1,633
Interest expense on other debt obligations:
Contractual interest	322	421
Amortization discount and issuance cost	60	139
	382	560
Total interest expense	$1,239	$2,193

The future maturities of the debt obligations are as follows:

2022	$2,275
2023	1,469
2024	1,469
2025	1,469
Thereafter	1,230
Total	$7,912